Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2013
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Central Index Key	dei_EntityCentralIndexKey	0001331971
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 20, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 20, 2014
Prospectus Date	rr_ProspectusDate	Jan. 01, 2014
Supplement [Text Block]	jhii-20140320_SupplementTextBlock

John Hancock Funds II

Investment Quality Bond Fund (the fund)

Supplement dated March 20, 2014, to the current Class NAV shares prospectus

Effective March 20, 2014, the following benchmark index descriptions are added immediately following the first paragraph under the heading "Past performance" in the "Fund summary" section:

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Credit Index comprises the U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals, and local authorities.

Barclays U.S. Government Index is comprised of the U.S. Treasury and U.S. Agency indices. The U.S. Government Index includes U.S. Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government).

50% Barclays U.S. Credit Index/50% Barclays U.S. Government Index is an equally weighted composite of the Barclays U.S. Credit Index and the Barclays U.S. Government Index.

In addition, also effective March 20, 2014, the "Average annual total returns" table under the heading "Past performance" in the "Fund summary" section is replaced in its entirety with the following:

Average annual total returns (%)	1 year	5 year	Inception
			10-15-05
As of 12-31-12
Class NAV before tax	7.33	6.58	6.09
After tax on distributions	5.63	4.89	4.37
After tax on distributions, with sale	4.97	4.64	4.20
Barclays U.S. Aggregate Bond Index* (reflects no deduction for fees, expenses, or taxes)	4.21	5.95	5.85
Barclays U.S. Credit Index* (reflects no deduction for fees, expenses, or taxes)	9.39	7.65	6.80
Barclays U.S. Government Index* (reflects no deduction for fees, expenses, or taxes)	2.02	5.23	5.46
50% Barclays U.S. Credit Index/50% Barclays U.S. Government Index* (reflects no deduction for fees, expenses, or taxes)	5.65	6.49	6.17

*	Prior to March 20, 2014, the fund compared its performance to the Barclays U.S. Credit Index, the Barclays U.S. Government Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the Barclays U.S. Aggregate Bond Index as the primary benchmark index and retained 50% Barclays U.S. Credit Index/50% Barclays U.S. Government Index as the secondary benchmark index to which the fund compares its performance.

John Hancock Funds II

Investment Quality Bond Fund (the fund)

Supplement dated March 20, 2014, to the current Class 1 shares prospectus

Effective March 20, 2014, the following benchmark index descriptions are added immediately following the first paragraph under the heading "Past performance" in the "Fund summary" section:

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Credit Index comprises the U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals, and local authorities.

Barclays U.S. Government Index is comprised of the U.S. Treasury and U.S. Agency Indices. The U.S. Government Index includes U.S. Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government).

50% Barclays U.S. Credit Index/50% Barclays U.S. Government Index is an equally weighted composite of the Barclays U.S. Credit Index and the Barclays U.S. Government Index.

In addition, also effective March 20, 2014, the "Average annual total returns" table under the heading "Past performance" in the "Fund summary" section is replaced in its entirety with the following:

Average annual total returns (%)	1 year	5 year	Inception
			10-15-05
As of 12-31-12
Class 1 before tax	7.35	6.53	6.04
Barclays U.S. Aggregate Bond Index* (reflects no deduction for fees, expenses, or taxes)	4.21	5.95	5.85
Barclays U.S. Credit Index* (reflects no deduction for fees, expenses, or taxes)	9.39	7.65	6.80
Barclays U.S. Government Index* (reflects no deduction for fees, expenses, or taxes)	2.02	5.23	5.46
50% Barclays U.S. Credit Index/50% Barclays U.S. Government Index* (reflects no deduction for fees, expenses, or taxes)	5.65	6.49	6.17

*	Prior to March 20, 2014, the fund compared its performance to the Barclays U.S. Credit Index, the Barclays U.S. Government Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the Barclays U.S. Aggregate Bond Index as the primary benchmark index and retained 50% Barclays U.S. Credit Index/50% Barclays U.S. Government Index as the secondary benchmark index to which the fund compares its performance.

(Investment Quality Bond Fund - Class NAV) | (Investment Quality Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Credit Index comprises the U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals, and local authorities.

Barclays U.S. Government Index is comprised of the U.S. Treasury and U.S. Agency indices. The U.S. Government Index includes U.S. Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government).

50% Barclays U.S. Credit Index/50% Barclays U.S. Government Index is an equally weighted composite of the Barclays U.S. Credit Index and the Barclays U.S. Government Index.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-12
(Investment Quality Bond Fund - Class NAV) | (Investment Quality Bond Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.95%	[1]
Inception	rr_AverageAnnualReturnSinceInception	5.85%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(Investment Quality Bond Fund - Class NAV) | (Investment Quality Bond Fund) | Barclays U.S. Credit Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.39%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.65%	[1]
Inception	rr_AverageAnnualReturnSinceInception	6.80%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(Investment Quality Bond Fund - Class NAV) | (Investment Quality Bond Fund) | Barclays U.S. Government Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.02%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.23%	[1]
Inception	rr_AverageAnnualReturnSinceInception	5.46%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(Investment Quality Bond Fund - Class NAV) | (Investment Quality Bond Fund) | 50% Barclays U.S. Credit Index/50% Barclays U.S. Government Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.65%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.49%	[1]
Inception	rr_AverageAnnualReturnSinceInception	6.17%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(Investment Quality Bond Fund - Class NAV) | (Investment Quality Bond Fund) | Class NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.33%
5 Years	rr_AverageAnnualReturnYear05	6.58%
Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(Investment Quality Bond Fund - Class NAV) | (Investment Quality Bond Fund) | Class NAV | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.63%
5 Years	rr_AverageAnnualReturnYear05	4.89%
Inception	rr_AverageAnnualReturnSinceInception	4.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(Investment Quality Bond Fund - Class NAV) | (Investment Quality Bond Fund) | Class NAV | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.97%
5 Years	rr_AverageAnnualReturnYear05	4.64%
Inception	rr_AverageAnnualReturnSinceInception	4.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(Investment Quality Bond Fund - Class 1) | (Investment Quality Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Credit Index comprises the U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals, and local authorities.

Barclays U.S. Government Index is comprised of the U.S. Treasury and U.S. Agency Indices. The U.S. Government Index includes U.S. Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government).

50% Barclays U.S. Credit Index/50% Barclays U.S. Government Index is an equally weighted composite of the Barclays U.S. Credit Index and the Barclays U.S. Government Index.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-12
(Investment Quality Bond Fund - Class 1) | (Investment Quality Bond Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.95%	[1]
Inception	rr_AverageAnnualReturnSinceInception	5.85%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(Investment Quality Bond Fund - Class 1) | (Investment Quality Bond Fund) | Barclays U.S. Credit Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.39%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.65%	[1]
Inception	rr_AverageAnnualReturnSinceInception	6.80%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(Investment Quality Bond Fund - Class 1) | (Investment Quality Bond Fund) | Barclays U.S. Government Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.02%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.23%	[1]
Inception	rr_AverageAnnualReturnSinceInception	5.46%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(Investment Quality Bond Fund - Class 1) | (Investment Quality Bond Fund) | 50% Barclays U.S. Credit Index/50% Barclays U.S. Government Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.65%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.49%	[1]
Inception	rr_AverageAnnualReturnSinceInception	6.17%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(Investment Quality Bond Fund - Class 1) | (Investment Quality Bond Fund) | Class 1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.35%
5 Years	rr_AverageAnnualReturnYear05	6.53%
Inception	rr_AverageAnnualReturnSinceInception	6.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
[1]	Prior to March 20, 2014, the fund compared its performance to the Barclays U.S. Credit Index, the Barclays U.S. Government Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the Barclays U.S. Aggregate Bond Index as the primary benchmark index and retained 50% Barclays U.S. Credit Index/50% Barclays U.S. Government Index as the secondary benchmark index to which the fund compares its performance.